Paycheck Protection Program Loan (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Feb. 11, 2021	Apr. 30, 2020
Short-Term Debt [Line Items]
Interest rate		1.00%
Other income	$ 397
Federal Reserve Bank Advances [Member]
Short-Term Debt [Line Items]
Loan granted		$ 397	$ 93